Borrowings, Repayment Profile (Details) $ in Thousands		6 Months Ended	12 Months Ended
		Jun. 30, 2026 USD ($) Facility	Dec. 31, 2025 USD ($) Facility
Bank Borrowings [Abstract]
Number of credit facilities | Facility		7	8
Outstanding amount		$ 885,363	$ 1,122,976
Joint Ventures [Member]
Bank Borrowings [Abstract]
Number of credit facilities | Facility		8	10
USD 84 Million Credit Facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity		$ 84,000	$ 84,000
Outstanding amount		$ 66,700
Maturity date		2029
Repayment profile amount, financial year 2026		$ 4,317
Repayment profile amount, financial year 2027		8,633
USD 715 Million Revolving Credit Facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity		715,000	715,000
Outstanding amount		$ 357,000
Maturity date		2032
Repayment profile amount, financial year 2026	[1]	$ 0
Repayment profile amount, financial year 2027	[1]	0
USD 175 Million Revolving Credit Facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity		175,000	175,000
Outstanding amount		$ 100,000
Maturity date		2032
Repayment profile amount, financial year 2026	[1]	$ 0
Repayment profile amount, financial year 2027	[1]	0
USD 100 Million Revolving Credit Facility One [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity		100,000
Outstanding amount		$ 100,000
Maturity date		2029
Repayment profile amount, financial year 2026	[1]	$ 0
Repayment profile amount, financial year 2027	[1]	0
USD 100 Million Revolving Credit Facility Two [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity		100,000
Outstanding amount		$ 100,000
Maturity date		2027
Repayment profile amount, financial year 2026	[1]	$ 0
Repayment profile amount, financial year 2027	[1]	100,000
USD 473 Million Credit Facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity			473,000
USD 40 Million Credit Facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity			40,000
USD 303 Million Credit Facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity			303,000
USD 51.8 Million Credit Facility [Member] | Vista Shipping Pte. Ltd. [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity		51,800
Outstanding amount		$ 25,500
Maturity date		2031
Repayment profile amount, financial year 2026		$ 1,727
Repayment profile amount, financial year 2027		3,453
USD 111.0 Million Credit Facility [Member] | Vista Shipping Pte. Ltd. [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity		111,000
Outstanding amount		$ 64,300
Maturity date		2032
Repayment profile amount, financial year 2026		$ 3,700
Repayment profile amount, financial year 2027		7,400
USD 89.6 Million Credit Facility [Member] | Vista Shipping Pte. Ltd. [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity		89,600
Outstanding amount		$ 73,100
Maturity date		2033
Repayment profile amount, financial year 2026		$ 2,635
Repayment profile amount, financial year 2027		5,271
USD 88.5 Million Credit Facility [Member] | Vista Shipping Pte. Ltd. [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity		88,500
Outstanding amount		$ 76,200
Maturity date		2031
Repayment profile amount, financial year 2026		$ 2,458
Repayment profile amount, financial year 2027		$ 4,917
USD 22.1 Million Credit Facility [Member] | H&A Shipping [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity			22,100
USD 23.5 Million Credit Facility [Member] | H&A Shipping [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity			$ 23,500
Borrowing Base Facilities [Member]
Bank Borrowings [Abstract]
Number of credit facilities | Facility		2	2
Up to USD 175 Million Borrowing Base Facility [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity		$ 175,000
Outstanding amount		90,500
Repayment profile amount, financial year 2026	[2]	0
Repayment profile amount, financial year 2027	[2]	0
Up to USD 175 Million Borrowing Base Facility - Accordion Option of USD 75 Million [Member]
Bank Borrowings [Abstract]
Maximum borrowing capacity		75,000
Vessel 1 French Tax Lease Arrangement [Member] | Ecomar [Member]
Bank Borrowings [Abstract]
Outstanding amount		$ 40,600
Maturity date		2032
Repayment profile amount, financial year 2026		$ 639
Repayment profile amount, financial year 2027		3,632
Vessel 2 French Tax Lease Arrangement [Member] | Ecomar [Member]
Bank Borrowings [Abstract]
Outstanding amount		$ 38,800
Maturity date		2032
Repayment profile amount, financial year 2026		$ 641
Repayment profile amount, financial year 2027		3,570
Vessel 3 French Tax Lease Arrangement [Member] | Ecomar [Member]
Bank Borrowings [Abstract]
Outstanding amount		$ 38,400
Maturity date		2032
Repayment profile amount, financial year 2026		$ 638
Repayment profile amount, financial year 2027		3,818
Vessel 4 French Tax Lease Arrangement [Member] | Ecomar [Member]
Bank Borrowings [Abstract]
Outstanding amount		$ 38,600
Maturity date		2033
Repayment profile amount, financial year 2026		$ 1,820
Repayment profile amount, financial year 2027		$ 4,436

[1]	The revolving credit facility does not have fixed repayment terms and is repayable at the discretion of the Group; subject to the outstanding amounts not exceeding commitment amounts.
[2]	The borrowing base facilities do not have fixed repayment terms and are repayable when the receivables base decreases below certain thresholds.